Leases (Scheduled Future Minimum Lease Payments) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020 (excluding the six months ended June 30, 2020)	$ 78,437
2020	65,364	$ 155,280
2021		65,364
Minimum lease payments	143,801	220,644
Less: Imputed interest	(7,604)	(17,274)
Present value of minimum lease payments	136,197	203,370
Less: current maturities of lease obligations	$ (136,197)	(139,765)
Long-term lease obligations		$ 63,605